Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Line Items]
Operating lease right-of-use assets, net	$ 255,389	$ 84,139
Lease liabilities	$ 273,814	$ 82,682
Incremental borrowing rate	5.625%	5.00%
Operating lease expenses	$ 133,496	$ 105,839
ROU [Member]
Leases [Line Items]
Operating lease right-of-use assets, net	$ 255,389	$ 84,139